CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares [Member] USD ($) shares	Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Total Shareholders' Equity [Member] USD ($)	Total Shareholders' Equity [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2017		¥ 13,323		¥ 311,907		¥ 37,441		¥ (144,508)		¥ 2,866		¥ 221,029		¥ 0		¥ 221,029
Balance, shares at Dec. 31, 2017 | shares	3,265,837	3,265,837
Net income (loss)		¥ 0		0		0		(22,172)		0		(22,172)		0	$ (1,632)	(22,172)
Foreign currency translation adjustment		0		0		0		0		(2,026)		(2,026)		0		(2,026)
Balance at Dec. 31, 2018		¥ 13,323		311,907		37,441		(166,680)		840		196,831		0		196,831
Balance, shares at Dec. 31, 2018 | shares	3,265,837	3,265,837
Net income (loss)		¥ 0		0		0		11,363		0		11,363		0	1,632	11,363
Foreign currency translation adjustment		0		0		0		0		0		0		0		0
Balance at Dec. 31, 2019	$ 1,914	¥ 13,323	$ 44,803	¥ 311,907	$ 5,378	¥ 37,441	$ (22,310)	¥ (155,317)	$ 121	¥ 840	$ 29,906	¥ 208,194	$ 0	¥ 0	$ 29,906	¥ 208,194
Balance, shares at Dec. 31, 2019 | shares	3,265,837	3,265,837